Investment Securities - Other (Details) $ in Thousands	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Investments, Debt and Equity Securities [Abstract]
Number of securities consisted in portfolio | security	439	435
Number of securities in loss position | security	436	134
Aggregate fair value of securities in loss position	$ 249,619	$ 155,757
Loss position for 12 months or longer	119,799	3,152
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	$ 46,409	$ 2,505